Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Municipal Trust
Entity Central Index Key	0000035373
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Pennsylvania Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Pennsylvania Municipal Income Fund
Class Name	Fidelity® Pennsylvania Municipal Income Fund
Trading Symbol	FPXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 397,819,286
Holdings Count | shares	200
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$397,819,286
Number of Holdings	200
Portfolio Turnover	50%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 23.5 Health Care 22.2 General Obligations 19.2 Education 12.9 Water & Sewer 7.3 Housing 6.4 Others(Individually Less Than 5%) 7.4 98.9 AAA 2.3 AA 41.9 A 45.4 BBB 2.4 BB 2.2 B 1.5 Not Rated 3.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 2.3 AA - 41.9 A - 45.4 BBB - 2.4 BB - 2.2 B - 1.5 Not Rated - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Ohio Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Ohio Municipal Income Fund
Class Name	Fidelity® Ohio Municipal Income Fund
Trading Symbol	FOHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 473,578,775
Holdings Count | shares	281
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$473,578,775
Number of Holdings	281
Portfolio Turnover	27%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 27.9 Education 16.6 General Obligations 16.4 Water & Sewer 7.7 Special Tax 7.2 Transportation 5.5 Others(Individually Less Than 5%) 17.4 98.7 AAA 9.0 AA 39.8 A 28.5 BBB 13.3 BB 0.9 Not Rated 7.2 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.0 AA - 39.8 A - 28.5 BBB - 13.3 BB - 0.9 Not Rated - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity® Municipal Income Fund
Trading Symbol	FHIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 4,341,994,394
Holdings Count | shares	1,380
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 25.3 Health Care 12.9 Special Tax 10.9 Education 8.9 Others(Individually Less Than 5%) 10.6 99.4 AAA 4.9 AA 35.0 A 43.9 BBB 9.3 BB 1.7 B 0.5 CCC,CC,C 0.0 Not Rated 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 35.0 A - 43.9 BBB - 9.3 BB - 1.7 B - 0.5 CCC,CC,C - 0.0 Not Rated - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.2 New York 9.2 New Jersey 7.3 Pennsylvania 7.0 Texas 5.6
Fidelity Advisor Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class Z
Trading Symbol	FIWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 4,341,994,394
Holdings Count | shares	1,380
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 25.3 Health Care 12.9 Special Tax 10.9 Education 8.9 Others(Individually Less Than 5%) 10.6 99.4 AAA 4.9 AA 35.0 A 43.9 BBB 9.3 BB 1.7 B 0.5 CCC,CC,C 0.0 Not Rated 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 35.0 A - 43.9 BBB - 9.3 BB - 1.7 B - 0.5 CCC,CC,C - 0.0 Not Rated - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.2 New York 9.2 New Jersey 7.3 Pennsylvania 7.0 Texas 5.6
Fidelity Advisor Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class M
Trading Symbol	FLUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 4,341,994,394
Holdings Count | shares	1,380
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 25.3 Health Care 12.9 Special Tax 10.9 Education 8.9 Others(Individually Less Than 5%) 10.6 99.4 AAA 4.9 AA 35.0 A 43.9 BBB 9.3 BB 1.7 B 0.5 CCC,CC,C 0.0 Not Rated 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 35.0 A - 43.9 BBB - 9.3 BB - 1.7 B - 0.5 CCC,CC,C - 0.0 Not Rated - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.2 New York 9.2 New Jersey 7.3 Pennsylvania 7.0 Texas 5.6
Fidelity Advisor Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class I
Trading Symbol	FROGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 4,341,994,394
Holdings Count | shares	1,380
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 25.3 Health Care 12.9 Special Tax 10.9 Education 8.9 Others(Individually Less Than 5%) 10.6 99.4 AAA 4.9 AA 35.0 A 43.9 BBB 9.3 BB 1.7 B 0.5 CCC,CC,C 0.0 Not Rated 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 35.0 A - 43.9 BBB - 9.3 BB - 1.7 B - 0.5 CCC,CC,C - 0.0 Not Rated - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.2 New York 9.2 New Jersey 7.3 Pennsylvania 7.0 Texas 5.6
Fidelity Advisor Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class C
Trading Symbol	FKISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.51%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.51%
Net Assets	$ 4,341,994,394
Holdings Count | shares	1,380
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 25.3 Health Care 12.9 Special Tax 10.9 Education 8.9 Others(Individually Less Than 5%) 10.6 99.4 AAA 4.9 AA 35.0 A 43.9 BBB 9.3 BB 1.7 B 0.5 CCC,CC,C 0.0 Not Rated 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 35.0 A - 43.9 BBB - 9.3 BB - 1.7 B - 0.5 CCC,CC,C - 0.0 Not Rated - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.2 New York 9.2 New Jersey 7.3 Pennsylvania 7.0 Texas 5.6
Fidelity Advisor Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class A
Trading Symbol	FHUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 4,341,994,394
Holdings Count | shares	1,380
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 25.3 Health Care 12.9 Special Tax 10.9 Education 8.9 Others(Individually Less Than 5%) 10.6 99.4 AAA 4.9 AA 35.0 A 43.9 BBB 9.3 BB 1.7 B 0.5 CCC,CC,C 0.0 Not Rated 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 35.0 A - 43.9 BBB - 9.3 BB - 1.7 B - 0.5 CCC,CC,C - 0.0 Not Rated - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.2 New York 9.2 New Jersey 7.3 Pennsylvania 7.0 Texas 5.6
Fidelity Minnesota Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Minnesota Municipal Income Fund
Class Name	Fidelity® Minnesota Municipal Income Fund
Trading Symbol	FIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 521,357,023
Holdings Count | shares	341
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$521,357,023
Number of Holdings	341
Portfolio Turnover	26%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 41.8 Health Care 26.7 Housing 11.3 Education 7.9 Transportation 5.8 Electric Utilities 5.0 Others(Individually Less Than 5%) 1.1 99.6 AAA 16.0 AA 49.1 A 24.8 BBB 7.4 BB 0.5 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 16.0 AA - 49.1 A - 24.8 BBB - 7.4 BB - 0.5 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Michigan Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Michigan Municipal Income Fund
Class Name	Fidelity® Michigan Municipal Income Fund
Trading Symbol	FMHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 459,554,130
Holdings Count | shares	304
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$459,554,130
Number of Holdings	304
Portfolio Turnover	33%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.0 Health Care 16.8 Transportation 15.1 Education 10.2 Housing 7.8 Water & Sewer 7.5 Electric Utilities 5.1 Others(Individually Less Than 5%) 7.1 97.6 AAA 4.3 AA 41.0 A 36.3 BBB 7.5 BB 1.7 Not Rated 6.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.3 AA - 41.0 A - 36.3 BBB - 7.5 BB - 1.7 Not Rated - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Limited Term Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity® Limited Term Municipal Income Fund
Trading Symbol	FSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,703,937,629
Holdings Count | shares	981
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.7 Transportation 20.2 Health Care 17.0 Electric Utilities 8.4 Special Tax 6.8 Education 5.4 Housing 5.0 Others(Individually Less Than 5%) 4.5 100.0 AAA 9.3 AA 46.1 A 38.7 BBB 4.2 BB 0.5 Not Rated 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.3 AA - 46.1 A - 38.7 BBB - 4.2 BB - 0.5 Not Rated - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.1 New York 11.0 Illinois 6.5 Georgia 5.3 California 4.6
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class Z
Trading Symbol	FIWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,703,937,629
Holdings Count | shares	981
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.7 Transportation 20.2 Health Care 17.0 Electric Utilities 8.4 Special Tax 6.8 Education 5.4 Housing 5.0 Others(Individually Less Than 5%) 4.5 100.0 AAA 9.3 AA 46.1 A 38.7 BBB 4.2 BB 0.5 Not Rated 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.3 AA - 46.1 A - 38.7 BBB - 4.2 BB - 0.5 Not Rated - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.1 New York 11.0 Illinois 6.5 Georgia 5.3 California 4.6
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class M
Trading Symbol	FTSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 2,703,937,629
Holdings Count | shares	981
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.7 Transportation 20.2 Health Care 17.0 Electric Utilities 8.4 Special Tax 6.8 Education 5.4 Housing 5.0 Others(Individually Less Than 5%) 4.5 100.0 AAA 9.3 AA 46.1 A 38.7 BBB 4.2 BB 0.5 Not Rated 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.3 AA - 46.1 A - 38.7 BBB - 4.2 BB - 0.5 Not Rated - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.1 New York 11.0 Illinois 6.5 Georgia 5.3 California 4.6
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class I
Trading Symbol	FISHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,703,937,629
Holdings Count | shares	981
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.7 Transportation 20.2 Health Care 17.0 Electric Utilities 8.4 Special Tax 6.8 Education 5.4 Housing 5.0 Others(Individually Less Than 5%) 4.5 100.0 AAA 9.3 AA 46.1 A 38.7 BBB 4.2 BB 0.5 Not Rated 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.3 AA - 46.1 A - 38.7 BBB - 4.2 BB - 0.5 Not Rated - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.1 New York 11.0 Illinois 6.5 Georgia 5.3 California 4.6
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class C
Trading Symbol	FCSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 64	1.27%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 2,703,937,629
Holdings Count | shares	981
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.7 Transportation 20.2 Health Care 17.0 Electric Utilities 8.4 Special Tax 6.8 Education 5.4 Housing 5.0 Others(Individually Less Than 5%) 4.5 100.0 AAA 9.3 AA 46.1 A 38.7 BBB 4.2 BB 0.5 Not Rated 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.3 AA - 46.1 A - 38.7 BBB - 4.2 BB - 0.5 Not Rated - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.1 New York 11.0 Illinois 6.5 Georgia 5.3 California 4.6
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class A
Trading Symbol	FASHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 2,703,937,629
Holdings Count | shares	981
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.7 Transportation 20.2 Health Care 17.0 Electric Utilities 8.4 Special Tax 6.8 Education 5.4 Housing 5.0 Others(Individually Less Than 5%) 4.5 100.0 AAA 9.3 AA 46.1 A 38.7 BBB 4.2 BB 0.5 Not Rated 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.3 AA - 46.1 A - 38.7 BBB - 4.2 BB - 0.5 Not Rated - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.1 New York 11.0 Illinois 6.5 Georgia 5.3 California 4.6
Fidelity Flex Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Municipal Income Fund
Class Name	Fidelity Flex® Municipal Income Fund
Trading Symbol	FUENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 933,297,747
Holdings Count | shares	1,156
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$933,297,747
Number of Holdings	1,156
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Transportation 20.6 Education 10.1 Special Tax 9.4 Health Care 8.2 Housing 6.0 Others(Individually Less Than 5%) 12.0 94.4 AAA 5.3 AA 40.9 A 33.8 BBB 10.1 BB 0.8 B 0.1 CCC,CC,C 0.1 Not Rated 3.3 Short-Term Investments and Net Other Assets (Liabilities) 5.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.3 AA - 40.9 A - 33.8 BBB - 10.1 BB - 0.8 B - 0.1 CCC,CC,C - 0.1 Not Rated - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 9.2 New York 8.7 Texas 6.8 Pennsylvania 6.7 California 6.0
Fidelity Flex Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Class Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Trading Symbol	FUEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 221,485,465
Holdings Count | shares	342
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$221,485,465
Number of Holdings	342
Portfolio Turnover	55%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 22.7 General Obligations 21.7 Industrial Development 11.0 Resource Recovery 9.1 Housing 7.5 Transportation 7.2 Health Care 6.0 Electric Utilities 5.6 Others(Individually Less Than 5%) 6.2 97.0 AAA 4.8 AA 31.5 A 35.2 BBB 12.2 Not Rated 13.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.8 AA - 31.5 A - 35.2 BBB - 12.2 Not Rated - 13.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.2 New York 11.2 California 9.5 Florida 7.2 Pennsylvania 6.4
Fidelity Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity® Conservative Income Municipal Bond Fund
Trading Symbol	FMNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,668,504,366
Holdings Count | shares	490
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,668,504,366
Number of Holdings	490
Portfolio Turnover	64%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 22.2 General Obligations 20.0 Industrial Development 12.0 Resource Recovery 9.4 Transportation 8.3 Electric Utilities 7.7 Housing 6.7 Health Care 6.6 Others(Individually Less Than 5%) 5.6 98.5 AAA 3.3 AA 32.3 A 38.7 BBB 13.7 Not Rated 10.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.3 AA - 32.3 A - 38.7 BBB - 13.7 Not Rated - 10.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.5 California 11.6 New York 10.8 Florida 9.2 Pennsylvania 5.8
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z
Trading Symbol	FMNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,668,504,366
Holdings Count | shares	490
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,668,504,366
Number of Holdings	490
Portfolio Turnover	64%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 22.2 General Obligations 20.0 Industrial Development 12.0 Resource Recovery 9.4 Transportation 8.3 Electric Utilities 7.7 Housing 6.7 Health Care 6.6 Others(Individually Less Than 5%) 5.6 98.5 AAA 3.3 AA 32.3 A 38.7 BBB 13.7 Not Rated 10.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.3 AA - 32.3 A - 38.7 BBB - 13.7 Not Rated - 10.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.5 California 11.6 New York 10.8 Florida 9.2 Pennsylvania 5.8
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class I
Trading Symbol	FMNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,668,504,366
Holdings Count | shares	490
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,668,504,366
Number of Holdings	490
Portfolio Turnover	64%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 22.2 General Obligations 20.0 Industrial Development 12.0 Resource Recovery 9.4 Transportation 8.3 Electric Utilities 7.7 Housing 6.7 Health Care 6.6 Others(Individually Less Than 5%) 5.6 98.5 AAA 3.3 AA 32.3 A 38.7 BBB 13.7 Not Rated 10.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.3 AA - 32.3 A - 38.7 BBB - 13.7 Not Rated - 10.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.5 California 11.6 New York 10.8 Florida 9.2 Pennsylvania 5.8
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class A
Trading Symbol	FMNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 1,668,504,366
Holdings Count | shares	490
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,668,504,366
Number of Holdings	490
Portfolio Turnover	64%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 22.2 General Obligations 20.0 Industrial Development 12.0 Resource Recovery 9.4 Transportation 8.3 Electric Utilities 7.7 Housing 6.7 Health Care 6.6 Others(Individually Less Than 5%) 5.6 98.5 AAA 3.3 AA 32.3 A 38.7 BBB 13.7 Not Rated 10.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.3 AA - 32.3 A - 38.7 BBB - 13.7 Not Rated - 10.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.5 California 11.6 New York 10.8 Florida 9.2 Pennsylvania 5.8